Business Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2011
Business Segment Reporting

	Year ended December 31, 2011
(Dollars in millions)	Consumer Banking and Private Wealth Management	Wholesale Banking	Mortgage Banking	Corporate Other	Reconciling Items	Consolidated
Average total assets	$43,742	$62,310	$33,719	$31,368	$1,301	$172,440
Average total liabilities	77,308	55,202	3,838	15,603	(207)	151,744
Average total equity	—	—	—	—	20,696	20,696
Net interest income	$2,504	$1,638	$471	$495	($43)	$5,065
FTE adjustment	—	107	—	6	1	114
Net interest income - FTE [1]	2,504	1,745	471	501	(42)	5,179
Provision for credit losses [2]	722	625	693	—	(527)	1,513
Net interest income/(loss) after provision for credit losses	1,782	1,120	(222)	501	485	3,666
Total noninterest income	1,436	1,473	241	297	(26)	3,421
Total noninterest expense	2,784	2,161	1,206	111	(28)	6,234
Income/(loss) before provision/(benefit) for income taxes	434	432	(1,187)	687	487	853
Provision/(benefit) for income taxes [3]	159	68	(460)	235	191	193
Net income/(loss) including income attributable to noncontrolling interest	275	364	(727)	452	296	660
Net income attributable to noncontrolling interest	—	3	—	9	1	13
Net income/(loss)	$275	$361	($727)	$443	$295	$647

	Year ended December 31, 2010
(Dollars in millions)	Consumer Banking and Private Wealth Management	Wholesale Banking	Mortgage Banking	Corporate Other	Reconciling Items	Consolidated
Average total assets	$41,778	$62,394	$34,792	$32,587	$824	$172,375
Average total liabilities	74,888	51,951	4,031	18,775	(104)	149,541
Average total equity	—	—	—	—	22,834	22,834
Net interest income	$2,453	$1,470	$438	$456	$37	$4,854
FTE adjustment	—	106	—	10	—	116
Net interest income - FTE [1]	2,453	1,576	438	466	37	4,970
Provision for credit losses [2]	895	777	1,183	—	(204)	2,651
Net interest income/(loss) after provision for credit losses	1,558	799	(745)	466	241	2,319
Total noninterest income	1,466	1,515	521	257	(30)	3,729
Total noninterest expense	2,776	2,070	1,089	6	(30)	5,911
Income/(loss) before provision/(benefit) for income taxes	248	244	(1,313)	717	241	137
Provision/(benefit) for income taxes [3]	89	(5)	(500)	246	101	(69)
Net income/(loss) including income attributable to noncontrolling interest	159	249	(813)	471	140	206
Net income attributable to noncontrolling interest	—	8	1	9	(1)	17
Net income/(loss)	$159	$241	($814)	$462	$141	$189

	Year ended December 31, 2009
(Dollars in millions)	Consumer Banking and Private Wealth Management	Wholesale Banking	Mortgage Banking	Corporate Other	Reconciling Items	Consolidated
Average total assets	$42,990	$67,372	$37,296	26,546	$1,238	$175,442
Average total liabilities	72,462	47,535	3,944	29,069	146	153,156
Average total equity	—	—	—	—	22,286	22,286
Net interest income	$2,180	$1,433	$500	$409	($56)	$4,466
FTE adjustment	—	110	—	14	(1)	123
Net interest income - FTE [1]	2,180	1,543	500	423	(57)	4,589
Provision for credit losses [2]	1,132	980	1,125	1	826	4,064
Net interest income/(loss) after provision for credit losses	1,048	563	(625)	422	(883)	525
Total noninterest income	1,502	1,399	687	154	(32)	3,710
Total noninterest expense	2,826	2,217	1,412	138	(31)	6,562
Income/(loss) before provision/(benefit) for income taxes	(276)	(255)	(1,350)	438	(884)	(2,327)
Provision/(benefit) for income taxes [3]	(104)	(63)	(364)	90	(334)	(775)
Net income/(loss) including income attributable to noncontrolling interest	(172)	(192)	(986)	348	(550)	(1,552)
Net income attributable to noncontrolling interest	—	—	3	9	—	12
Net income/(loss)	($172)	($192)	($989)	$339	($550)	($1,564)
[1]Net interest income is FTE and is presented on a matched maturity funds transfer price basis for the segments.
[2]Provision for credit losses represents net charge-offs for the segments.
[3]Includes regular income tax provision/(benefit) and taxable-equivalent income adjustment reversal.